BORROWINGS - LIQUIDITY RISK (Details) R in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Sep. 19, 2018 USD ($)	Sep. 11, 2018 USD ($)	Dec. 31, 2017 ZAR (R)	Sep. 19, 2017 USD ($)	Nov. 15, 2016 ZAR (R)	Feb. 15, 2016 USD ($)	Aug. 24, 2015 USD ($)
Maturity analysis for financial assets held for managing liquidity risk
Trade and other payables		R 5,238.4			R 4,276.4
Total		41,623.2			41,307.5
Within one year
Maturity analysis for financial assets held for managing liquidity risk
Trade and other payables		5,238.4			4,276.4
Total		12,936.7			7,529.5
Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Total		16,881.1			10,304.8
After five years
Maturity analysis for financial assets held for managing liquidity risk
Total		11,805.4			23,473.2
US$600 million revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt	$ 600.0	600.0
R6.0 billion revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt		6,000.0					R 6,000.0
US$350 million revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $	350.0							$ 350.0	$ 300.0
US$1.05 billion Bond
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $	2,022,000.0		$ 349.0
US$450 million Convertible Bond
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $	$ 384.0			$ 66.0		$ 450.0
Capital | US$600 million revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		2,726.5			5,536.4
Capital | US$600 million revolving credit facility | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		2,726.5			5,536.4
Capital | R6.0 billion revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		5,896.4
Capital | R6.0 billion revolving credit facility | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		5,896.4
Capital | US$350 million revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings					1,137.1
Capital | US$350 million revolving credit facility | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings					1,137.1
Capital | US$1.05 billion Bond
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		10,053.6			12,978.0
Capital | US$1.05 billion Bond | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		5,075.6
Capital | US$1.05 billion Bond | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		4,978.0			12,978.0
Capital | US$450 million Convertible Bond
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		5,510.4			5,562.0
Capital | US$450 million Convertible Bond | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		5,510.4
Capital | US$450 million Convertible Bond | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings					5,562.0
Capital | Burnstone Debt
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2,552.9			2,102.4
Capital | Burnstone Debt | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings					96.2
Capital | Burnstone Debt | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2,552.9			2,006.2
Capital | Other borrowings
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		252.3			478.7
Capital | Other borrowings | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		252.3			478.7
Capital | Franco-Nevada liability
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2.0			1.7
Capital | Franco-Nevada liability | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2.0			1.7
Capital | Stillwater Convertible Debentures
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		3.8			3.3
Capital | Stillwater Convertible Debentures | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		3.8			3.3
Interest
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		9,386.9			9,231.5
Interest | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		1,543.8			1,632.3
Interest | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		3,568.6			4,672.2
Interest | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		R 4,274.5			R 2,927.0